UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2012

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):  [   ] is a restatement.
                                         [   ] adds new holding
                                               entries.

Institutional Investment Manager Filing this Report:

Name:     Institutional Capital LLC
Address:  225 West Wacker Drive, Suite 2400
          Chicago, Illinois  60606

Form 13F File No:   28-16
                   -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Brian E. Franc
Title:    Executive Vice President and Chief Compliance Officer
Phone:    (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Brian E. Franc     Chicago, Illinois     7/24/12
-------------------    -----------------    --------
    (Signature)          (City/State)        (Date)

Report Type (Check only one.):

[ ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number        Name
---------------        ----------------------
028-01190              Frank Russell Company

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     1

Form 13F Information Table Entry Total:               87

Form 13F Information Table Value Total:      $16,942,387
                                            (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    13F File Number           Name
    ---------------           --------------------------------
1.                            Nuveen Investment Advisors, Inc.

                            INSTITUTIONAL CAPITAL LLC
                                    FORM 13F
                                    30-Jun-12

                                                                                                               Voting Authority
                                                                                                           -------------------------
                                 Title of              Value      Shares/    Sh/ Put/ Invstmt        Other
Name of Issuer                     class       CUSIP   (x$1000)   Prn Amt    Prn Call Dscretn        Mgrs  Sole        Shd None
-----------------------------   ----------   --------- ---------- ---------- --- ---- -------------- ----- ----------  --- ---------
ACE Ltd.                            SHS      H0023R105    128,711  1,736,282 SH       Sole                   1,633,387       102,895
ACE Ltd.                            SHS      H0023R105        590      7,971 SH       Shared-Defined   1             0         7,971
Applied Materials Inc.              COM      038222105    366,438 31,975,848 SH       Sole                  30,557,558     1,418,290
Applied Materials Inc               COM      038222105        490     42,849 SH       Shared-Defined   1             0        42,849
Archer-Daniels-Midland Company      COM      039483102    349,547 11,841,025 SH       Sole                  11,297,207       543,818
Archer-Daniels-Midland Company      COM      039483102        502     17,018 SH       Shared-Defined   1             0        17,018
BB&T Corp.                          COM      054937107    420,194 13,620,563 SH       Sole                  12,991,497       629,066
BB&T Corp.                          COM      054937107        604     19,582 SH       Shared-Defined   1             0        19,582
BCE Inc.                          COM NEW    05534B760    219,379  5,324,738 SH       Sole                   4,936,137       388,601
BCE Inc.                          COM NEW    05534B760        597     14,499 SH       Shared-Defined   1             0        14,499
Barrick Gold Corp.                  COM      067901108    432,890 11,522,212 SH       Sole                  10,851,412       670,800
Barrick Gold Corp.                  COM      067901108        535     14,249 SH       Shared-Defined   1             0        14,249
BlackRock Inc.                      COM      09247X101     47,989    282,585 SH       Sole                     265,822        16,763
BlackRock Inc.                      COM      09247X101        231      1,361 SH       Shared-Defined   1             0         1,361
CME Group Inc.                      COM      12572Q105     62,047    231,425 SH       Sole                     218,025        13,400
CME Group Inc.                      COM      12572Q105        281      1,047 SH       Shared-Defined   1             0         1,047
Capital One Financial Corp.         COM      14040H105    509,460  9,320,535 SH       Sole                   8,879,185       441,350
Capital One Financial Corp.         COM      14040H105        772     14,125 SH       Shared-Defined   1             0        14,125
Cisco Systems Inc.                  COM      17275R102    590,675 34,401,573 SH       Sole                  32,823,023     1,578,550
Cisco Systems Inc.                  COM      17275R102        780     45,420 SH       Shared-Defined   1             0        45,420
Citigroup Inc.                    COM NEW    172967424    466,371 17,014,619 SH       Sole                  16,227,019       787,600
Citigroup Inc.                    COM NEW    172967424        653     23,817 SH       Shared-Defined   1             0        23,817
Coca Cola Co.                       COM      191216100     88,291  1,129,182 SH       Sole                   1,068,699        60,483
Coca Cola Co.                       COM      191216100        368      4,702 SH       Shared-Defined   1             0         4,702
ConocoPhillips                      COM      20825C104          1         21 SH       Shared-Defined   1             0            21
Covidien PLC                        SHS      G2554F113    416,446  7,784,027 SH       Sole                   7,430,575       353,452
Covidien PLC                        SHS      G2554F113        526      9,834 SH       Shared-Defined   1             0         9,834
Cummins Inc.                        COM      231021106    244,171  2,519,557 SH       Sole                   2,402,807       116,750
Cummins Inc.                        COM      231021106        346      3,570 SH       Shared-Defined   1             0         3,570
Encana Corp.                        COM      292505104    300,207 14,412,264 SH       Sole                  13,504,614       907,650
Encana Corp.                        COM      292505104        345     16,568 SH       Shared-Defined   1             0        16,568
Exxon Mobil Corp.                   COM      30231G102    669,670  7,825,992 SH       Sole                   7,477,042       348,950
Exxon Mobil Corp.                   COM      30231G102      1,002     11,709 SH       Shared-Defined   1             0        11,709
General Electric Co.                COM      369604103    632,898 30,369,394 SH       Sole                  29,086,494     1,282,900
General Electric Co.                COM      369604103        816     39,175 SH       Shared-Defined   1             0        39,175
Honeywell International Inc.        COM      438516106    672,805 12,048,802 SH       Sole                  11,551,070       497,732
Honeywell International Inc.        COM      438516106        939     16,808 SH       Shared-Defined   1             0        16,808
JPMorgan Chase & Co.                COM      46625H100    428,426 11,990,655 SH       Sole                  11,425,913       564,742
JPMorgan Chase & Co.                COM      46625H100        690     19,316 SH       Shared-Defined   1             0        19,316
Johnson & Johnson                   COM      478160104    558,661  8,269,119 SH       Sole                   7,899,319       369,800
Johnson & Johnson                   COM      478160104        672      9,948 SH       Shared-Defined   1             0         9,948
Johnson Controls Inc.               COM      478366107    462,696 16,697,765 SH       Sole                  15,910,761       787,004
Johnson Controls Inc.               COM      478366107        568     20,500 SH       Shared-Defined   1             0        20,500
Marathon Petroleum Corporation      COM      56585A102     50,863  1,132,293 SH       Sole                   1,065,631        66,662
Marathon Petroleum Corporation      COM      56585A102        245      5,444 SH       Shared-Defined   1             0         5,444
McKesson Corp.                      COM      58155Q103    369,727  3,943,759 SH       Sole                   3,765,659       178,100
McKesson Corp.                      COM      58155Q103        462      4,929 SH       Shared-Defined   1             0         4,929
Merck & Co. Inc.                    COM      58933Y105    505,524 12,108,369 SH       Sole                  11,590,473       517,896
Merck & Co. Inc.                    COM      58933Y105        671     16,073 SH       Shared-Defined   1             0        16,073
MetLife Inc.                        COM      59156R108     86,642  2,808,490 SH       Sole                   2,638,596       169,894
MetLife Inc.                        COM      59156R108        304      9,855 SH       Shared-Defined   1             0         9,855
Microsoft Corp.                     COM      594918104    688,523 22,508,122 SH       Sole                  21,471,333     1,036,789
Microsoft Corp.                     COM      594918104        814     26,594 SH       Shared-Defined   1             0        26,594
Monsanto Co.                        COM      61166W101    519,872  6,280,157 SH       Sole                   5,988,731       291,426
Monsanto Co.                        COM      61166W101        731      8,834 SH       Shared-Defined   1             0         8,834
Novartis AG                    SPONSORED ADR 66987V109     31,989    572,250 SH       Sole                     538,200        34,050
Novartis AG                    SPONSORED ADR 66987V109        155      2,764 SH       Shared-Defined   1             0         2,764
Occidental Petroleum Corp.          COM      674599105    537,689  6,268,961 SH       Sole                   5,994,447       274,514
Occidental Petroleum Corp.          COM      674599105        708      8,258 SH       Shared-Defined   1             0         8,258
Owens-Illinois Inc.               COM NEW    690768403     59,159  3,086,044 SH       Sole                   2,903,743       182,301
Owens-Illinois Inc.               COM NEW    690768403        279     14,567 SH       Shared-Defined   1             0        14,567
Pfizer Inc.                         COM      717081103  1,074,426 46,714,152 SH       Sole                  44,708,484     2,005,668
Pfizer Inc.                         COM      717081103      1,243     54,037 SH       Shared-Defined   1             0        54,037
Phillips 66                         COM      718546104    263,631  7,931,136 SH       Sole                   7,574,136       357,000
Phillips 66                         COM      718546104        315      9,462 SH       Shared-Defined   1             0         9,462
Procter & Gamble Co.                COM      742718109    544,896  8,896,262 SH       Sole                   8,523,112       373,150
Procter & Gamble Co.                COM      742718109        601      9,815 SH       Shared-Defined   1             0         9,815
Sanofi                         SPONSORED ADR 80105N105     75,564  2,000,112 SH       Sole                   1,878,779       121,333
Sanofi                         SPONSORED ADR 80105N105        276      7,303 SH       Shared-Defined   1             0         7,303
Southwestern Energy Co.             COM      845467109    275,963  8,642,750 SH       Sole                   8,252,100       390,650
Southwestern Energy Co.             COM      845467109        385     12,042 SH       Shared-Defined   1             0        12,042
Stanley Black & Decker Inc.         COM      854502101     34,487    535,850 SH       Sole                     504,000        31,850
Stanley Black & Decker Inc.         COM      854502101        163      2,534 SH       Shared-Defined   1             0         2,534
Texas Instruments Inc.              COM      882508104    639,561 22,292,125 SH       Sole                  21,238,258     1,053,867
Texas Instruments Inc.              COM      882508104        855     29,791 SH       Shared-Defined   1             0        29,791
Time Warner Inc.                  COM NEW    887317303  1,004,362 26,087,342 SH       Sole                  24,967,258     1,120,084
Time Warner Inc.                  COM NEW    887317303      1,260     32,730 SH       Shared-Defined   1             0        32,730
UnitedHealth Group Inc.             COM      91324P102    171,045  2,923,859 SH       Sole                   2,748,009       175,850
UnitedHealth Group Inc.             COM      91324P102        612     10,462 SH       Shared-Defined   1             0        10,462
Viacom Inc.                        CL B      92553P201    576,455 12,259,766 SH       Sole                  11,700,113       559,653
Viacom Inc.                        CL B      92553P201        781     16,606 SH       Shared-Defined   1             0        16,606
Vodafone Group PLC             SPONS ADR NEW 92857W209    822,986 29,204,608 SH       Sole                  27,276,798     1,927,810
Vodafone Group PLC             SPONS ADR NEW 92857W209      1,004     35,643 SH       Shared-Defined   1             0        35,643
Wells Fargo & Co.                   COM      949746101    426,148 12,743,671 SH       Sole                  12,152,734       590,937
Wells Fargo & Co.                   COM      949746101        579     17,309 SH       Shared-Defined   1             0        17,309
Western Union Co.                   COM      959802109     89,829  5,334,238 SH       Sole                   5,013,738       320,500
Western Union Co.                   COM      959802109        323     19,184 SH       Shared-Defined   1             0        19,184
REPORT SUMMARY                       87                16,942,387